Prepaid Royalties, Net (Tables)	6 Months Ended
Jan. 31, 2026
Prepaid Royalties, Net [Abstract]
Schedule of Movement in Prepaid Royalties

Movement in prepaid royalties is as follows:

	As of
	January 31, 2026 (Unaudited)	July 31, 2025
Beginning balance	$3,499,962	$3,660,198
Addition investments	1,198,137	2,024,883
Amortization	(395,280)	(1,698,654)
Impairments	—	(483,149)
Foreign currency translation adjustments	(95,320)	(3,316)
Ending balance	$4,207,499	$3,499,962